Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Matching contributions by employer	$ 0.9	$ 0.8